UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2012

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Ridgecrest Investment Management, LLC
Address:     767 Third Avenue, 20th Floor
             New York, NY 10017


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sanford B. Prater
Title:   Managing Partner
Phone:   646-827-2688

Signature, Place, and Date of Signing:

/s/ Sanford B. Prater              New York, New York        January 24, 2012
    [Signature]                       [City, State]                [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




                                Report Summary:

Number of Other Included Managers:                           0
                                                   -------------

Form 13F Information Table Entry Total:                   63
                                                   --------------

Form 13F Information Table Value Total:              $41,908
                                                   ---------------

                                                      (thousands)




List of Other Included Managers:

None

                                                                                                                        VOTING
                                    TITLE OF                VALUE    SHARE   SHARE/ PUT/ INVESTMENT OTHER        AUTHORITY
NAME OF ISSUER                      CLASS        CUSIP      X 1000   AMOUNT  PRN    CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------------------------------

ALBEMARLE CORP COM STK              COMMON STOCK  012653101   1,242   20,000 SH          SOLE               20,000   0     0
-------------------------------------------------------------

AMERICAN AXLE & MFG HLDGS INC       COMMON STOCK  024061103     560   50,000 SH          SOLE               50,000   0     0
-------------------------------------------------------------

AMERICAN INTERNATION AL GROUP       COMMON STOCK  026874784     706   20,000 SH          SOLE               20,000   0     0
-------------------------------------------------------------

ANADARKO PETE CORP COM STK          COMMON STOCK  032511107     754   10,146 SH          SOLE               10,146   0     0
-------------------------------------------------------------

ASHLAND INC COM STK                 COMMON STOCK  044209104     885   11,000 SH          SOLE               11,000   0     0
-------------------------------------------------------------

ATMEL CORP COM STK                  COMMON STOCK  049513104     433   66,168 SH          SOLE               66,168   0     0
-------------------------------------------------------------

CELADON GROUP INC COM STK           COMMON STOCK  150838100     904   50,000 SH          SOLE               50,000   0     0
-------------------------------------------------------------

CHENIERE ENERGY INC COM STK         COMMON STOCK  16411R208     235   12,500 SH          SOLE               12,500   0     0
-------------------------------------------------------------

CHICAGO BRIDGE & IRON C0 COM        COMMON STOCK  167250109     464   10,000 SH          SOLE               10,000   0     0
-------------------------------------------------------------

CHIQUITA BRANDS INTL INC COM        COMMON STOCK  170032809     743   90,000 SH          SOLE               90,000   0     0
-------------------------------------------------------------

CINEMARK HOLDINGS IN C              COMMON STOCK  17243V102     520   20,000 SH          SOLE               20,000   0     0
-------------------------------------------------------------

CONTINENTAL RESOURCE S INC COM      COMMON STOCK  212015101     588    8,000 SH          SOLE                8,000   0     0
-------------------------------------------------------------

CORNING INC COM STK                 COMMON STOCK  219350105     453   35,878 SH          SOLE               35,878   0     0
-------------------------------------------------------------

CYS INVESTMENTS INC COM STK R       REITS/RICS    12673A108     417   35,290 SH          SOLE               35,290   0     0
-------------------------------------------------------------

DELPHI AUTOMOTIVE PLC               COMMON STOCK  G27823106     765   20,000 SH          SOLE               20,000   0     0
-------------------------------------------------------------

DIREXION DLY ENERGY BEAR 3X         US ETF'S -
                                    US TR         25459W342     313   40,000 SH          SOLE               40,000   0     0
-------------------------------------------------------------

EBAY INC COM STK                    COMMON STOCK  278642103     765   15,000 SH          SOLE               15,000   0     0
-------------------------------------------------------------

EMC CORP MASS COM STK               COMMON STOCK  268648102     778   30,765 SH          SOLE               30,765   0     0
-------------------------------------------------------------

FACEBOOK INC                        COMMON STOCK  30303M102     258    9,704 SH          SOLE                9,704   0     0
-------------------------------------------------------------

FIFTH THIRD BANCORP COM STK         COMMON STOCK  316773100     335   22,056 SH          SOLE               22,056   0     0
-------------------------------------------------------------

FORD MOTOR COMPANY COM STK          COMMON STOCK  345370860     907   70,000 SH          SOLE               70,000   0     0
-------------------------------------------------------------

GENERAL ELECTRIC CO COM STK         COMMON STOCK  369604103     753   35,868 SH          SOLE               35,868   0     0
-------------------------------------------------------------

GREAT LAKES DREDGE & DOCK CORP      COMMON STOCK  390607109     911  102,000 SH          SOLE              102,000   0     0
-------------------------------------------------------------

GUGGENHEIM CHINA SMALL CAP ETF      US ETF'S -
                                    US TR         18383Q853     600   25,000 SH          SOLE               25,000   0     0
-------------------------------------------------------------

HERTZ GLOBAL HOLDING                COMMON STOCK  42805T105     360   22,100 SH          SOLE               22,100   0     0
-------------------------------------------------------------

HESS CORP COM STK                   COMMON STOCK  42809H107     530   10,000 SH          SOLE               10,000   0     0
-------------------------------------------------------------

HOLOGIC INC COM STK                 COMMON STOCK  436440101     794   39,700 SH          SOLE               39,700   0     0
-------------------------------------------------------------

ISHARES GOLDTRUST ETF               US ETF'S -
                                    US TR         464285105     244   15,000 SH          SOLE               15,000   0     0
-------------------------------------------------------------

ISHARES RUSSELL 2000                US ETF'S -
                                    US TR         464287655     843   10,000 SH          SOLE               10,000   0     0
-------------------------------------------------------------

ISHRES FTSE CHNA 25 INDEX           INTL ETF'S -
                                    US            464287184     607   15,000 SH          SOLE               15,000   0     0
-------------------------------------------------------------

JAZZ PHARMACEUTICALS INC COM        COMMON STOCK  G50871105     666   12,500 SH          SOLE               12,500   0     0
-------------------------------------------------------------

JDS UNIPHASE CORP COM STK           COMMON STOCK  46612J507     540   40,000 SH          SOLE               40,000   0     0
-------------------------------------------------------------

KAPSTONE PAPER & PACKAGING COR      COMMON STOCK  48562P103   1,132   51,000 SH          SOLE               51,000   0     0
-------------------------------------------------------------

KOPPERS HLDGS INC COM STK           COMMON STOCK  50060P106   1,354   35,500 SH          SOLE               35,500   0     0
-------------------------------------------------------------

LOWES COS INC COM STK               COMMON STOCK  548661107     320    9,000 SH          SOLE                9,000   0     0
-------------------------------------------------------------

LyondellBasell Indus tries NV       COMMON STOCK  N53745100   1,428   25,020 SH          SOLE               25,020   0     0
-------------------------------------------------------------

MANITOWOC INC COM STK               COMMON STOCK  563571108     314   20,000 SH          SOLE               20,000   0     0
-------------------------------------------------------------

MARATHON OIL CORP COM STK           COMMON STOCK  565849106     460   15,000 SH          SOLE               15,000   0     0
-------------------------------------------------------------

MEADWESTVACO CORP Com               COMMON STOCK  583334107   1,319   41,400 SH          SOLE               41,400   0     0
-------------------------------------------------------------

MERCK & CO                          COMMON STOCK  58933Y105     879   21,467 SH          SOLE               21,467   0     0
-------------------------------------------------------------

MUELLER INDUSTRIES I NC COM ST      COMMON STOCK  624756102     290    5,800 SH          SOLE                5,800   0     0
-------------------------------------------------------------

NEWCASTLE INVT CORP NEW COM RE      REITS/RICS    65105M108     347   40,000 SH          SOLE               40,000   0     0
-------------------------------------------------------------

OWENS CORNING INC                   COMMON STOCK  690742101     925   25,000 SH          SOLE               25,000   0     0
-------------------------------------------------------------

PFIZER INC COM                      COMMON STOCK  717081103     701   27,934 SH          SOLE               27,934   0     0
-------------------------------------------------------------

POLYONE CORP COM STK                COMMON STOCK  73179P106     408   20,000 SH          SOLE               20,000   0     0
-------------------------------------------------------------

PRIMORIS SERVICES CORP COM ST       COMMON STOCK  74164F103     752   50,000 SH          SOLE               50,000   0     0
-------------------------------------------------------------

REGIONS FINANCIAL CORP NEW          COMMON STOCK  7591EP100     180   25,290 SH          SOLE               25,290   0     0
-------------------------------------------------------------

ROBERT HALF INTERNAT IONAL INC      COMMON STOCK  770323103     318   10,000 SH          SOLE               10,000   0     0
-------------------------------------------------------------

SABA SOFTWARE INC COM STK           COMMON STOCK  784932600     350   40,000 SH          SOLE               40,000   0     0
-------------------------------------------------------------

SEALED AIR CORP NEW COM STK         COMMON STOCK  81211K100   1,004   57,346 SH          SOLE               57,346   0     0
-------------------------------------------------------------

SENSATA TECHNOLOGIES HOLDINGS       COMMON STOCK  N7902X106     560   17,230 SH          SOLE               17,230   0     0
-------------------------------------------------------------

STILLWATER MNG CO COM STK           COMMON STOCK  86074Q102     639   50,000 SH          SOLE               50,000   0     0
-------------------------------------------------------------

SUNPOWER CORP COM STK               COMMON STOCK  867652406     484   86,168 SH          SOLE               86,168   0     0
-------------------------------------------------------------

TARGET CORP COM STK                 OPTIONS -
                                    PUTS          99ODL74R7     592   10,000        PUT  SOLE               10,000   0     0
-------------------------------------------------------------

TIVO INC COM STK                    COMMON STOCK  888706108     923   75,000 SH          SOLE               75,000   0     0
-------------------------------------------------------------

TWO HARBORS INVESTME NT CORP        REITS/RICS    90187B101   1,052   94,950 SH          SOLE               94,950   0     0
-------------------------------------------------------------

ULTRA S&P500 PROSHAR ES             US ETF'S -
                                    US TR         74347R107   1,285   21,300 SH          SOLE               21,300   0     0
-------------------------------------------------------------

UNITED RENTALS INC COM STK          COMMON STOCK  911363109   1,205   26,467 SH          SOLE               26,467   0     0
-------------------------------------------------------------

UNIVERSAL DISPLAY CO RP COM ST      COMMON STOCK  91347P105     384   15,000 SH          SOLE               15,000   0     0
-------------------------------------------------------------

WABCO HOLDINGS INC                  COMMON STOCK  92927K102     326    5,000 SH          SOLE                5,000   0     0
-------------------------------------------------------------

WATSON PHARMACEUTICALS INC          COMMON STOCK  942683103     860   10,000 SH          SOLE               10,000   0     0
-------------------------------------------------------------

WELLS FARGO COMPANY                 COMMON STOCK  949746101     804   23,528 SH          SOLE               23,528   0     0
-------------------------------------------------------------

WISDOMTREE TRUST JP TOTAL DIVI      US ETF'S -
                                    US TR         97717W851     440   11,920 SH          SOLE               11,920   0     0
-------------------------------------------------------------

                                                             41,908